Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Blue Chip Investor Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blue Chip Investor Fund
Average Annual Return, Percent		14.72%	7.51%	9.05%
S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent		22.32%	13.41%	15.51%